Government Fees and Other Taxes	12 Months Ended
Mar. 31, 2026
Government Fees and Other Taxes [Abstract]
GOVERNMENT FEES AND OTHER TAXES
5.	GOVERNMENT FEES AND OTHER TAXES

Government fees and other taxes consist of:

	Year Ended March 31,
	2026	2025
Government fees	$97	$74
Mineral rights royalty	7,404	12,761
Other taxes	4,834	3,174
	$12,335	$16,009

Government fees include environmental protection fees paid to the state and local Chinese government. Mineral right royalty was paid or payable to the local Chinese government pursuant to the guideline of “Measure for the Levy of Mining Rights Transfer Royalty” implemented by the Province of Henan, China in 2024. It is calculated based on certain percentages of revenue arising from the mineral resources that had not yet been compensated to the local government.

Other taxes were composed of surtax on value-added tax, land usage levy, stamp duty and other miscellaneous levies, duties and taxes imposed by the state and local Chinese government.